Promissory note and Other Loans (Tables)	12 Months Ended
Sep. 30, 2023
Promissory note and Other Loans
Schedule Of Short term loans
	September 30, 2023	September 30, 2022
Short term loans	$-	$582
Vendor Take Back	$3,457	$673
	3,457	1,255

Schedule Of Short term VTB continuity
Opening Balance as at May 22, 2022 (ST: $419. LT:$3,826)	$4,245
Repaid in year	(150)
Interest accretion	35
Closing balance as at September 30, 2022 (ST: $673. LT: $3,457)	4,130
Repaid in the year	(750)
Interest accretion	77
Closing balance as at September 30, 2023 (ST:$3,457. LT:$nil)	3,457

Schedule Of cash and non-cash finance costs
	Cash	Non-Cash	Total
Working capital facility	1,543	-	1,511
Issued to lender (note 16a (vii,viii,ix)	-	118	118
Promissory notes	47	-	47
Settlement fee on promissory note	126		126
Interest on VTB loan (note 14)	77		77
Lease interest (note 15)	380	-	380
Equity issuance costs	84	-	84
Warrant issuance costs	134	-	134
Changes in FV of derivative warrants	-	(361)	(361)
Accretion on promissory note (note 12b)	-	32	-
Accretion on Government Loans	-	294	294
	$2,391	$83	$2,474

Schedule Ofcomparative of Loans
	Cash	Non-Cash	Total
Working capital facility	1,522	-	1,522
Issued to lender	-	621	621
Promissory notes	109	-	109
Interest on VTB loan (note 14)	35		35
Lease interest (note 15)	365	-	365
Equity issuance costs	71	-	71
Warrant issuance costs	-	38	38
Other bank interest	12	-	12
Accretion on Government Loans	-	260	260
	$2,114	$919	$3,033